OTHER OPERATING GAINS & LOSSES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Operating Income (Loss) [Abstract]
Loss on lease termination	$ 0	$ (5,819)
Gain on insurance settlements	288	0
Gain (loss) on pool arrangements	681	(851)
Other operating losses	$ 969	$ (6,670)